FUTURE POLICY BENEFITS - Undiscounted Expected Gross Premiums and Expected Future Benefit Payments (Details) - USD ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments, Undiscounted	$ 20,465	$ 19,086
Expected future gross premiums, Undiscounted	9,516	9,743
Expected future benefit payments, Discounted	10,651	10,211
Expected future gross premiums, Discounted	4,948	5,249
Direct Insurance
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments, Undiscounted	14,404	14,479
Expected future gross premiums, Undiscounted	9,516	9,743
Expected future benefit payments, Discounted	6,975	7,446
Expected future gross premiums, Discounted	4,948	5,249
Pension Risk Transfer
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments, Undiscounted	6,061	4,607
Expected future gross premiums, Undiscounted	0	0
Expected future benefit payments, Discounted	3,676	2,765
Expected future gross premiums, Discounted	$ 0	$ 0